ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
(the "Fund")

Supplement dated April 1, 2014
to the Prospectus (the "Prospectus") dated November 30, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Fund.

Change in Portfolio Management for the Tactical Offensive Equity Fund

As of April 1, 2014, William V. Fries and Lei Wang no longer serve as portfolio managers for the portion of the assets of the Fund allocated to Thornburg Investment Management Inc. Therefore, all references to William V. Fries and Lei Wang are hereby deleted.

There are no other changes in the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-866 (4/14)

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
(the "Fund")

Supplement dated April 1, 2014
to the Statement of Additional Information (the "SAI") dated November, 2013

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Fund.

Change in Portfolio Management for the Tactical Offensive Equity Fund

As of April 1, 2014, William V. Fries and Lei Wang no longer serve as portfolio managers for the portion of the assets of the Fund allocated to Thornburg Investment Management Inc. Therefore, all references to William V. Fries and Lei Wang are hereby deleted.

There are no other changes in the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-867 (4/14)